Commitments and Contingencies (Details) - Schedule of Milestone Payments are to be made upon Achievements of Certain Conditions	Dec. 31, 2023 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 132,564
From entering phase 1 to before first commercial sale	17,376,410
First commercial sale	11,882,051
Net sales amount more than certain threshold in a year	44,769,231
Subtotal	74,160,256
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	208,656
Total	$ 74,368,912